Share Option Scheme - Summary of Exercise Prices and Exercise Periods of Share Options Outstanding (Details) shares in Thousands	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	9,180	9,529	14,241	18,013
2019/12/25 – 2027/12/25
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	2,875	4,054	5,393
Exercise price per share (in dollars per share) | $ / shares	$ 0.5	$ 0.5	$ 0.5
2019/07/01 – 2028/08/29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	1,248	1,849	4,317
Exercise price per share (in dollars per share) | $ / shares	$ 1.0	$ 1.0	$ 1.0
2019/12/31 – 2028/12/30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	271	382	540
Exercise price per share (in dollars per share) | $ / shares	$ 1.0	$ 1.0	$ 1.0
2020/07/02 – 2029/07/01
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	1,393	1,822	2,868
Exercise price per share (in dollars per share) | $ / shares	$ 1.5	$ 1.5	$ 1.5
2020/11/29 – 2029/11/28
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	201	332	444
Exercise price per share (in dollars per share) | $ / shares	$ 11.5	$ 11.5	$ 11.5
2021/06/05 – 2030/06/04
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	90	90	90
Exercise price per share (in dollars per share) | $ / shares	$ 11.5	$ 11.5	$ 11.5
2021/09/01 – 2030/08/31
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	322	385	569
Exercise price per share (in dollars per share) | $ / shares	$ 16.3	$ 16.3	$ 16.3
2021/11/19 – 2030/11/18
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	0	20	20
Exercise price per share (in dollars per share) | $ / shares	$ 13.6	$ 13.6	$ 13.6
2022/03/29 – 2031/03/28
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	410	430
Exercise price per share (in dollars per share) | $ / shares	$ 14.1	$ 14.1
2022/08/27 – 2031/08/26
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	165	165
Exercise price per share (in dollars per share) | $ / shares	$ 19.0	$ 19.0
2023/03/31 - 2032/03/30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	740
Exercise price per share (in dollars per share) | $ / shares	$ 18.4
2023/04/30 - 2032/04/29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	750
Exercise price per share (in dollars per share) | $ / shares	$ 18.2
2023/05/02 - 2032/05/01
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	80
Exercise price per share (in dollars per share) | $ / shares	$ 18.4
2023/05/05 - 2032/05/04
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	40
Exercise price per share (in dollars per share) | $ / shares	$ 18.4
2023/05/08 - 2032/05/07
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	80
Exercise price per share (in dollars per share) | $ / shares	$ 18.4
2023/05/10 - 2032/05/09
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	200
Exercise price per share (in dollars per share) | $ / shares	$ 18.4
2023/05/13 - 2032/05/12
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	15
Exercise price per share (in dollars per share) | $ / shares	$ 19.7
2023/06/30 - 2032/06/29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	240
Exercise price per share (in dollars per share) | $ / shares	$ 27.5
2023/08/02 - 2032/08/01
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares	60
Exercise price per share (in dollars per share) | $ / shares	$ 23.3
2019/11/29 - 2019/12/09 | Genscript Group
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price per share (in dollars per share) | $ / shares	$ 11.50